Leases - Summary of Cash Outflow For Leases (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for leases	€ 1,453	€ 1,681	€ 1,494